PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment were comprised of the following at:

	March 31,2022	December 31, 2021
Property and Equipment	$1,354,824	$1,354,824
Leasehold Improvements	75,436	75,436
Accumulated Depreciation	(1,401,794)	(1,397,244)
Net Fixed Assets	$28,466	$33,016

Our Depreciation Expense for the three months ended March 31, 2022 and 2021 was $4,550 and $5,104 respectively.

Our Property Plant and Equipment is pledged to Nations Interbanc, our line of credit.

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment were comprised of the following at:

	December 31, 2021	December 31, 2020
Property and Equipment	$1,354,824	$1,350,794
Leasehold Improvents	75,436	75,436
Accumulated Depreciation	(1,397,244)	(1,372,798)
Net Fixed Assets	$33,016	$53,432

Our Depreciation Expense for the years ended December 31, 2021 and 2020 was $20,406 and $21,035 respectively.

Our Property Plant and Equipment is pledged to Nations Interbanc, our line of credit.